Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42814
Entity Registrant Name	THE GROWHUB LIMITED
Entity Central Index Key	0002024114
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Paya Lebar Link 4th Floor
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	408533
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	TGHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Auditor Opinion [Text Block]	We have audited the accompanying balance sheets of THE GROWHUB LIMITED and its subsidiaries (the “Company”) as of December 31, 2024, and the related statements of operations and comprehensive loss, changes in stockholders’ equity, and cash flows for each of the years in the two years period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for each of the two-years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	14,866,470
Entity Listing, Par Value Per Share | $ / shares	$ 0.0005
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	10,433,340
Entity Listing, Par Value Per Share | $ / shares	$ 0.0005
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Paya Lebar Link 4th Floor
Entity Address, Address Line Two	Paya Lebar Quarter One
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	408533
City Area Code	+65
Local Phone Number	8899 0760
Contact Personnel Name	Chit Wen POH
Contact Personnel Email Address	chitwen.poh@thegrowhub.co